Cove Street Capital Small Cap Value Fund
Schedule of Investments
June 30, 2022 (Unaudited)

	Shares	Value
COMMON STOCKS - 89.1%
Basic Materials - 18.3%
Chase Corp.	17,800	$1,385,018
Compass Minerals International, Inc.	60,600	2,144,634
Ecovyst, Inc.	231,487	2,280,147
NewMarket Corp.	3,700	1,113,552
UFP Technologies *	15,000	1,193,550
		8,116,901
Consumer Discretionary - 13.6%
E.W. Scripps - Class A *	100,000	1,247,000
Liberty TripAdvisor Holdings, Inc. – Class A *	500,000	378,300
Lions Gate Entertainment Corp. *	170,000	1,501,100
Six Flags Entertainment Corp. *	48,100	1,043,770
Wayside Technology Group, Inc.	55,039	1,829,496
		5,999,666
Consumer Staples - 5.9%
Landec Corp. *	260,000	2,592,200

Energy - 3.1%
CNX Resources Corp. *	25,000	411,500
Hallador Energy Co. *	180,000	973,800
		1,385,300

Financials - 16.0%
Global Indemnity Group	100,000	2,587,000
Liberty Media Acquisition Corp. *	61,000	600,240
StoneX Group, Inc. *	20,680	1,614,488
Tiptree, Inc.	40,000	424,800
White Mountains Insurance Group, Ltd.	1,500	1,869,195
		7,095,723
Health Care - 7.9%
Enovis Corp. *	30,000	1,650,000
InfuSystem Holdings, Inc. *	80,000	770,400
Viemed Healthcare, Inc. *	200,000	1,076,000
		3,496,400

Industrials - 9.9%
AZZ	26,000	1,061,320
DLH Holdings *	70,000	1,066,800
Ducommun, Inc. *	4,200	180,768
KBR, Inc.	25,300	1,224,267
Standex International Corp.	10,000	847,800
		4,380,955
Technology - 8.5%
CommVault Systems, Inc. *	17,400	1,094,460
Great Elm Group, Inc. *	141,840	304,956
IEH Corp. *(a)	90,000	1,093,500
N-able, Inc. *	11,000	99,000
SecureWorks Corp. *	106,829	1,160,163
		3,752,079
Telecommunications - 2.3%
ViaSat, Inc. *	33,400	1,023,042

Utilities - 3.6%
Heritage-Crystal Clean *	59,000	1,590,640

Total Common Stocks
(Cost $35,381,681)		39,432,906

SHORT-TERM INVESTMENT - 11.1%
Invesco Treasury Obligations Portfolio, Institutional Class, 1.08% ^
Total Short-Term Investment
(Cost $4,897,305)	4,897,305	4,897,305

Total Investments - 100.2%
(Cost $40,278,986)		44,330,211
Other Assets and Liabilities, Net - (0.2)%		(83,867)
Total Net Assets - 100.0%		$44,246,344

*	Non-income producing security.
(a)
Security considered illquid and is categorized in Level 2 of the fair value hierarchy. The illiquid security has a total fair value of $1,093,500, which represents 2.5% of net assets. Information concerning the illiquid security is as follows:

	Security	Shares	Date Acquired	Cost Basis
	IEH Corp.	90,000	August 2021	$1,332,900

^	The rate of shown is the annualized seven day effective yield as of June 30, 2022.

Summary of Fair Value Exposure
The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes of valuation techniques and related inputs during the period and expanded disclosure of valuation Levels for major security types.  These inputs are summarized in the three broad Levels listed below:

Level 1- Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similiar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similiar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's securitites as of June 30, 2022:

	Level 1	Level 2	Level 3	Total
Common Stocks	$38,339,406	$1,093,500	$-	$39,432,906
Short-Term Investment	4,897,305	-	-	4,897,305
Total Investments in Securities	$43,236,711	$1,093,500	$-	$44,330,211

Refer to the Schedule of Investments for further information on the classification of investments.